Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating activities
Net loss	$ (483,937)		$ (224,053)		$ (239,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	101,568		69,832		15,955
Deferred debt issuance and discount expense	18,292		28,310		33,205
Share-based compensation expense	239,011		99,870		60,936
Equity-based payments to non-employees	360		908		483
Deferred income taxes	1,204		(104,504)		52
Equity method investment earnings	261		(4,314)		(869)
Accretion of seller note interest expense	0		6,002		0
Fair value changes in residual interests classified as debt	22,802		38,216		17,157
Fair value changes in securitization investments	(6,538)		(13,919)		(11,363)
Fair value changes in warrant liabilities	107,328		20,525		(2,834)
Fair value adjustment to related party notes receivable	(169)		319		0
Other	(5,085)		803		2,205
Changes in operating assets and liabilities:
Originations and purchases of loans	(13,500,706)		(10,406,813)		(11,579,679)
Proceeds from sales and repayments of loans	12,202,525		9,949,805		11,635,228
Other changes in loans	(10,148)		(58,743)		69,214
Servicing assets	(18,662)		52,021		(35,913)
Related party notes receivable interest income	1,399		1,121		(2,670)
Other assets	(10,700)		(29,883)		(18,171)
Accounts payable, accruals and other liabilities	(9,022)		95,161		2,028
Net cash used in operating activities	(1,350,217)		(479,336)		(54,733)
Investing activities
Purchases of property, equipment, software and intangible assets	(52,261)		(24,549)		(37,590)
Related party notes receivable issuances	0		(7,643)		(9,050)
Proceeds from repayment of related party notes receivable	16,693		0		0
Purchases of available-for-sale investments	(246,372)		0		0
Proceeds from sales of available-for-sale investments	52,742		0		0
Proceeds from maturities of available-for-sale investments	4,799		0		0
Purchases of non-securitization investments	(22,000)		(145)		(3,608)
Proceeds from non-securitization investments	109,534		974		0
Proceeds from securitization investments	247,058		322,704		165,116
Acquisition of business, net of cash acquired	0		(32,392)		0
Net cash provided by investing activities	110,193		258,949		114,868
Financing activities
Proceeds from debt issuances	9,521,314		10,234,378		12,458,120
Repayment of debt	(10,429,176)		(9,708,991)		(12,826,085)
Payment of debt issuance costs	(9,465)		(16,443)		(20,596)
Purchase of capped calls	(113,760)		0		0
Taxes paid related to net share settlement of share-based awards	(42,644)		(31,259)		(21,411)
Purchases of common stock	(526)		(40)		(8,804)
Redemptions of redeemable common and preferred stock	(282,859)		0		0
Proceeds from Business Combination and PIPE Investment	1,989,851		0		0
Payment of costs directly attributable to the issuance of common stock in connection with Business Combination and PIPE Investment	(26,951)		0		0
Proceeds from stock option exercises	25,154		3,781		7,844
Proceeds from warrant exercises	95,047		0		0
Payment of redeemable preferred stock dividends	(40,426)		(40,536)		(23,923)
Payment of deferred equity costs	(56)		0		0
Finance lease principal payments	(516)		(489)		0
Note receivable issuance to stockholder	0		0		(58,000)
Note receivable principal repayments from stockholder	0		43,513		14,487
Proceeds from common stock issuances	0		369,840		0
Proceeds from redeemable preferred stock issuances	0		0		573,845
Payment of redeemable preferred stock issuance costs	0		0		(2,400)
Net cash provided by financing activities	684,987		853,754		93,077
Effect of exchange rates on cash and cash equivalents	46		(145)		(9)
Net (decrease) increase in cash, cash equivalents, restricted cash and restricted cash equivalents	(554,991)		633,222		153,203
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	1,323,428		690,206		537,003
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	768,437		1,323,428		690,206
Reconciliation to amounts on consolidated balance sheets (as of period end)
Cash and cash equivalents	494,711		872,582		499,486
Restricted cash and restricted cash equivalents	273,726	[1]	450,846	[1]	190,720
Total cash, cash equivalents, restricted cash and restricted cash equivalents	768,437		1,323,428		690,206
Supplemental cash flow information
Interest paid	94,795		129,131		224,916
Income taxes paid, net	1,759		529		8
Supplemental non-cash investing and financing activities
Securitization investments acquired via loan transfers	118,274		151,768		351,254
Non-cash property, equipment, software and intangible asset additions	1,930		358		15,247
Available-for-sale investments securities purchased but unpaid	7,457		0		0
Share-based compensation capitalized related to internally-developed software	7,776		0		0
Third party warrants acquired with earnings initially deferred	964		0		0
Deferred debt issuance costs accrued but unpaid	925		1,600		0
Costs directly attributable to the issuance of common stock paid in 2020	588		0		0
Reduction to temporary equity associated with purchase price adjustments	743		0		0
Conversion of temporary equity into permanent equity in conjunction with the Business Combination	2,702,569		0		0
Deconsolidation of residual interests classified as debt	0		101,718		97,928
Deconsolidation of securitization debt	0		770,918		1,366,992
Seller note issued in acquisition	0		243,998		0
Redeemable preferred stock issued in acquisition	0		814,156		0
Redeemable preferred stock warrants accounted for as liabilities	0		0		22,268
Common stock options assumed in acquisition	0		32,197		0
Issuance of common stock in acquisition	0		15,565		0
Finance lease right-of-use assets acquired	0		15,100		0
Property, equipment and software acquired in acquisition	0		2,026		0
Debt assumed in acquisition	0		5,832		0
Issuance of residual interests classified as debt as consideration for loan additions	0		0		116,906
Accrued but unpaid deferred equity costs	0		56		0
Redeemed but unpaid common stock	0		526		0
Redeemed but unpaid redeemable preferred stock	$ 0		$ 132,859		$ 0

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 6.